Condensed Consolidated Interim Statements of Net Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Expenses
Sales and marketing	$ 273,768	$ 1,097	$ 320,708	$ 2,122	$ 80,603	$ 7,029
Research and development	265,626	(8,539)	265,626	791,439	954,593	1,608,895
General and administrative	243,044	(16,123)	536,140	85,569	557,904	366,435
Professional and consulting fees	373,664	199,730	808,872	584,427	1,158,484	1,252,510
Loss before other items	(1,156,102)	(176,165)	(1,931,346)	(1,463,557)	(2,751,584)	(3,234,869)
Other items
Depreciation	(1,016)		(1,789)		(240)
Interest expense	(3,715)	(27,936)	(3,715)	(27,423)	(52,941)
Foreign exchange (gain)/loss	1,661	(105,581)	1,786	(115,434)	(2,695)	26,912
Fair value gain on convertible note	1,585,739		4,437,063		(5,157,397)
Fair value gain on warrant liability	1,678		745,428		(306,250)
Fair value loss on promissory notes	(101,708)		(101,708)		(108,288)
Fair value loss on warrant exchange	(185,064)		(185,064)
Other income					879,344
Interest income		27,936		27,423	2,134	1,554
Listing expense					(41,481,605)
Transaction expense					(2,461,025)
NET GAIN/(LOSS)	141,473	(309,682)	2,960,655	(1,606,414)	(51,159,048)	(3,206,403)
Other comprehensive income/(loss)
Foreign exchange (loss)/gain on translation	(99,628)	2,776	(101,040)	5,551
TOTAL COMPREHENSIVE GAIN/(LOSS)	$ 41,845	$ (306,906)	$ 2,859,615	$ (1,600,863)	$ (50,963,351)	$ (3,296,231)
Profit/(Loss) per share - basic (in dollars per share)	$ 0.52		$ 12.84		$ (586.49)	$ (49.44)
Profit/(Loss) per share - diluted (in dollars per share)	$ 0.51		$ 12.83		$ (586.49)	$ (49.44)
WANOS - basic (in shares)	276,734		230,706		86,896	66,667
WANOS - diluted (in shares)	276,806		230,742		86,896	66,667